Pension Plans	12 Months Ended
Sep. 30, 2014
Pension Plans
Pension Plans

8. Pension Plans

In the U.S., the Company sponsors a Defined Benefit Pension Plan (the Pension Plan) which covers substantially all permanent employees hired as of March 1, 1998, subject to eligibility and vesting requirements, and required contributions from participating employees through March 31, 1998. Benefits under this plan generally are based on the employee’s years of creditable service and compensation. Effective April 1, 2004, the Company set a maximum on the amount of compensation used to determine pension benefits based on the highest calendar year of compensation earned in the 10 completed calendar years from 1994 through 2003, or the relevant IRS annual compensation limit, whichever is lower. Outside the U.S., the Company sponsors various pension plans, which are appropriate to the country in which the Company operates, some of which are government mandated.

The following tables provide reconciliations of the changes in the U.S. and international plans’ benefit obligations, reconciliations of the changes in the fair value of assets for the last three years ended September 30, and reconciliations of the funded status as of September 30 of each year.

	Fiscal Year Ended
	September 30, 2014		September 30, 2013		September 30, 2012
	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of year	$180.3	$622.1	$192.9	$574.0	$171.0	$504.3
Service cost	—	0.7	—	0.9	—	1.1
Participant contributions	0.4	0.2	0.4	0.3	0.6	0.3
Interest cost	7.8	27.9	6.6	23.8	7.7	25.6
Benefits paid	(12.8)	(23.3)	(11.0)	(18.8)	(10.0)	(25.7)
Actuarial (gain) loss	23.2	62.3	(8.6)	49.0	23.6	50.3
Plan settlements	—	(2.0)	—	(5.7)	—	(2.4)
Net transfer in/(out)/acquisitions	18.1	—	—	—	—	—
Foreign currency translation (gain) loss	—	(11.3)	—	(1.4)	—	20.5

Benefit obligation at end of year	$217.0	$676.6	$180.3	$622.1	$192.9	$574.0

	Fiscal Year Ended
	September 30, 2014		September 30, 2013		September 30, 2012
	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l
	(in millions)
Change in plan assets
Fair value of plan assets at beginning of year	$119.8	$489.9	$112.3	$462.4	$91.5	$417.3
Actual return on plan assets	14.2	60.4	11.3	37.4	17.0	39.0
Employer contributions	4.9	16.4	6.8	16.2	13.2	17.2
Participant contributions	0.4	0.2	0.4	0.3	0.6	0.3
Benefits paid	(12.8)	(23.3)	(11.0)	(18.8)	(10.0)	(25.7)
Plan settlements	—	(2.0)	—	(5.7)	—	(2.4)
Net transfer in/(out)/acquisitions	13.2	—	—	—	—	—
Foreign currency translation (loss) gain	—	(9.0)	—	(1.9)	—	16.7

Fair value of plan assets at end of year	$139.7	$532.6	$119.8	$489.9	$112.3	$462.4

	Fiscal Year Ended
	September 30, 2014		September 30, 2013		September 30, 2012
	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l
	(in millions)
Reconciliation of funded status:
Funded status at end of year	$(77.3)	$(144.0)	$(60.5)	$(132.2)	$(80.6)	$(111.6)
Contribution made after measurement date	N/A	N/A	N/A	N/A	N/A	N/A

Net amount recognized at end of year	$(77.3)	$(144.0)	$(60.5)	$(132.2)	$(80.6)	$(111.6)

The following table sets forth the amounts recognized in the consolidated balance sheets as of September 30, 2014, 2013 and 2012:

	Fiscal Year Ended
	September 30, 2014		September 30, 2013		September 30, 2012
	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l
	(in millions)
Amounts recognized in the consolidated balance sheets:
Other non-current assets	$—	$1.1	$—	$0.6	$—	$—
Accrued expenses and other current liabilities	(1.7)	—	(1.4)	—	(1.7)	—
Other long-term liabilities	(75.6)	(145.1)	(59.1)	(132.8)	(78.9)	(111.6)

Net amount recognized in the balance sheet	$(77.3)	$(144.0)	$(60.5)	$(132.2)	$(80.6)	$(111.6)

The following table details the reconciliation of amounts in the consolidated statements of stockholders’ equity for the fiscal years ended September 30, 2014, 2013 and 2012:

	Fiscal Year Ended
	September 30, 2014		September 30, 2013		September 30, 2012
	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l
	(in millions)
Reconciliation of amounts in consolidated statements of stockholders’ equity:
Prior service credit	$—	$5.8	$—	$6.0	$—	$6.2
Net (loss)	(113.0)	(190.1)	(99.4)	(170.7)	(115.1)	(143.2)

Total recognized in accumulated other comprehensive (loss)	$(113.0)	$(184.3)	$(99.4)	$(164.7)	$(115.1)	$(137.0)

The following table details the components of net periodic benefit cost for the plans in fiscal 2014, 2013 and 2012:

	Fiscal Year Ended
	September 30, 2014		September 30, 2013		September 30, 2012
	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l
	(in millions)
Components of net periodic (benefit) cost:
Service costs	$—	$0.7	$—	$1.0	$—	$1.1
Interest cost on projected benefit obligation	7.8	27.9	6.6	23.8	7.7	25.6
Expected return on plan assets	(8.6)	(26.1)	(8.5)	(22.7)	(8.4)	(25.3)
Amortization of prior service costs	—	(0.2)	—	(0.2)	—	(0.2)
Amortization of net loss	4.0	4.9	4.3	4.0	3.1	2.3
Settlement loss recognized	—	0.4	—	2.6	—	0.5

Net periodic (benefit) cost	$3.2	$7.6	$2.4	$8.5	$2.4	$4.0

The amount, net of applicable deferred income taxes, included in other comprehensive income arising from a change in net prior service cost and net gain/loss was $7.6 million, $2.6 million and $9.0 million in the years ended September 30, 2014, 2013 and 2012, respectively.

Amounts included in accumulated other comprehensive loss as of September 30, 2014 that are expected to be recognized as components of net periodic benefit cost during fiscal 2015 are (in millions):

	U.S.	Int’l
Amortization of prior service cost	$—	$0.2
Amortization of net actuarial losses	(4.3)	(6.2)

Total	$(4.3)	$(6.0)

The table below provides additional year-end information for pension plans with accumulated benefit obligations in excess of plan assets.

	Fiscal Year Ended
	September 30, 2014		September 30, 2013		September 30, 2012
	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l
	(in millions)
Projected benefit obligation	$217.0	$658.5	$180.3	$601.7	$192.9	$574.0
Accumulated benefit obligation	217.0	656.3	180.3	599.8	192.9	570.6
Fair value of plan assets	139.7	513.4	119.8	469.0	112.3	462.4

Funding requirements for each plan are determined based on the local laws of the country where such plan resides. In certain countries, the funding requirements are mandatory while in other countries, they are discretionary. The Company currently intends to contribute $17.0 million to the international plans in fiscal 2015. The Company does not have a required minimum contribution for the U.S. plans; however, the Company may make discretionary contributions. The Company currently intends to contribute $5.4 million to U.S. plans in fiscal 2015.

The table below provides the expected future benefit payments, in millions:

Year Ending September 30,	U.S.	Int’l
2015	$12.2	$26.5
2016	14.9	21.9
2017	13.4	26.3
2018	12.9	29.1
2019	13.4	25.8
2020—2024	68.3	153.3

Total	$135.1	$282.9

The underlying assumptions for the pension plans are as follows:

	Fiscal Year Ended
	September 30, 2014		September 30, 2013		September 30, 2012
	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l
Weighted-average assumptions to determine benefit obligation:
Discount rate	4.00%	3.94%	4.40%	4.44%	3.50%	4.39%
Salary increase rate	N/A	2.38%	N/A	2.58%	N/A	2.36%
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	4.40%	4.44%	3.50%	4.39%	4.65%	5.12%
Salary increase rate	N/A	2.58%	N/A	2.36%	N/A	2.65%
Expected long-term rate of return on plan assets	7.50%	5.40%	7.50%	5.11%	7.50%	5.65%

Pension costs are determined using the assumptions as of the beginning of the plan year, October 1. The funded status is determined using the assumptions as of the end of the plan year.

The following table summarizes the Company’s target allocation for 2014 and pension plan asset allocation, both U.S. and international, as of September 30, 2014 and 2013:

			Percentage of Plan Assets as of September 30,
	Target Allocations		2014		2013
Asset Category	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l

Equities	45%	1%	58%	28%	49%	28%
Debt	42	47	31	33	34	37
Cash	3	1	1	3	1	4
Property and other	10	51	10	36	16	31

Total	100%	100%	100%	100%	100%	100%

The Company’s policy is to minimize the risk of large losses through diversification in a portfolio of stocks, bonds, and cash equivalents, as appropriate, which may reflect varying rates of return. The percentage of assets allocated to cash is to assure liquidity to meet benefit disbursements and general operating expenses.

To develop the expected long-term rate of return on assets assumption, the Company considered the historical returns and the future expectations for returns for each asset class, as well as the target asset allocation of the pension portfolio and the diversification of the portfolio. This resulted in the selection of a 7.5% and 5.4% weighted-average long-term rate of return on assets assumption for the fiscal year ended September 30, 2014 for U.S. and non-U.S. plans, respectively.

As of September 30, 2014, the fair values of the Company’s post- retirement benefit plan assets by major asset categories were as follows:

		Fair Value Measurement as of September 30, 2014
	Total Carrying Value as of September 30, 2014	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in millions)
Cash and cash equivalents	$7.9	$3.4	$4.5	$—
Investment funds
Diversified funds	159.3	—	159.3	—
Equity funds	220.3	—	220.3	—
Fixed income funds	219.3	—	219.3	—
Hedge funds	27.9	—	14.2	13.7
Assets held by insurance company	37.6	—	37.6	—

Total	$672.3	$3.4	$655.2	$13.7

As of September 30, 2013, the fair values of the Company’s post- retirement benefit plan assets by major asset categories are as follows:

		Fair Value Measurement as of September 30, 2013
	Total Carrying Value as of September 30, 2013	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in millions)
Cash and cash equivalents	$11.0	$11.0	$—	$—
Investment funds
Diversified funds	108.6	—	108.6	—
Equity funds	192.4	—	192.4	—
Fixed income funds	220.6	—	220.6	—
Hedge funds	25.0	—	12.4	12.6
Assets held by insurance company	46.1	—	46.1	—
Real estate	6.0	—	6.0	—

Total	$609.7	$11.0	$586.1	$12.6

Changes for the year ended September 30, 2014, in the fair value of the Company’s recurring post-retirement plan Level 3 assets are as follows:

	September 30, 2013 Beginning balance	Actual return on plan assets, relating to assets still held at reporting date	Actual return on plan assets, relating to assets sold during the period	Purchases, sales and settlements	Transfer into / (out of) Level 3	Change due to exchange rate changes	September 30, 2014 Ending balance
	(in millions)
Investment funds
Hedge funds	$12.6	$1.1	$—	$—	$—	$—	$13.7
Total	$12.6	$1.1	$—	$—	$—	$—	$13.7

Changes for the year ended September 30, 2013, in the fair value of the Company’s recurring post-retirement plan Level 3 assets are as follows:

	September 30, 2012 Beginning balance	Actual return on plan assets, relating to assets still held at reporting date	Actual return on plan assets, relating to assets sold during the period	Purchases, sales and settlements	Transfer into / (out of) Level 3	Change due to exchange rate changes	September 30, 2013 Ending balance
	(in millions)
Investment funds
Hedge funds	$10.6	$2.0	$—	$—	$—	$—	$12.6
Total	$10.6	$2.0	$—	$—	$—	$—	$12.6

Cash equivalents are mostly comprised of short-term money-market instruments and are valued at cost, which approximates fair value.

For equity investment funds not traded on an active exchange, or if the closing price is not available, the trustee obtains indicative quotes from a pricing vendor, broker, or investment manager. These funds are categorized as Level 2 if the custodian obtains corroborated quotes from a pricing vendor or categorized as Level 3 if the custodian obtains uncorroborated quotes from a broker or investment manager.

Fixed income investment funds categorized as Level 2 are valued by the trustee using pricing models that use verifiable observable market data (e.g., interest rates and yield curves observable at commonly quoted intervals), bids provided by brokers or dealers, or quoted prices of securities with similar characteristics.

Hedge funds categorized as Level 3 are valued based on valuation models that include significant unobservable inputs and cannot be corroborated using verifiable observable market data. Hedge funds are valued by independent administrators. Depending on the nature of the assets, the general partners or independent administrators use both the income and market approaches in their models. The market approach consists of analyzing market transactions for comparable assets while the income approach uses earnings or the net present value of estimated future cash flows adjusted for liquidity and other risk factors. As of September 30, 2014, there were no material changes to the valuation techniques.